Income Taxes Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 78,422	$ 67,662	$ 79,273
State	7,430	6,426	8,504
Foreign	6	(56)	(33)
Total Current	85,858	74,032	87,744
Deferred:
Federal	23,143	15,996	20,997
State	1,878	1,291	3,210
Foreign	4	(31)	6
Total	$ 110,883	$ 91,288	$ 111,957